GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details)	Oct. 01, 2021 USD ($) uSDPerTonne	Oct. 01, 2020 USD ($)	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Reduction of carbon emissions (in percent)			25.00%
Total Europe
Disclosure of information for cash-generating units [line items]
Reduction of carbon emissions (in percent)			35.00%
Cash-generating units
Disclosure of information for cash-generating units [line items]
Estimated growth rate (in percent)			2.00%
Impairment of goodwill | $	$ 0	$ 0
Cash-generating units | NAFTA
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	11.30%	10.50%
Cash-generating units | Brazil
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	15.60%	15.90%
Cash-generating units | Europe
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	8.60%	8.50%
Cash-generating units | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	14.70%	14.60%
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Iron ore (in USD per tonne)	71
Coking coal (in USD per tonne)	144
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Iron ore (in USD per tonne)	112
Coking coal (in USD per tonne)	240